COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended	147 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Apr. 30, 2008 Breach Of Contract [Member] USD ($)	Dec. 31, 2012 Breach Of Contract [Member] USD ($)	Oct. 24, 2012 Breach Of Contract [Member] USD ($)	Dec. 31, 2012 Facilities [Member] USD ($)	Dec. 31, 2011 Facilities [Member] USD ($)	Dec. 31, 2012 Lease Agreement [Member] USD ($)	Dec. 31, 2012 Lease Agreement [Member] ILS	Dec. 31, 2011 Hadasit Medical Research Services and Development Ltd Clinical Agreement Revised [Member] USD ($)
Lease Agreement Entry Date							November, 2012	November, 2012
Lease Agreement Term							60 months	60 months
Lease Rental Frequency Of Payments							monthly	monthly
Operating Leases, Rent Expense					$ 106	$ 111	$ 10	35,000
Loss Contingency, Damages Sought, Value		672
Percentage Of Royalty Payments Agreed For Grants	3.00%
Grants Underlying Basis	The grant is linked to the exchange rate of the dollar and bears interest of Libor per annum.
Amounts Of Grants Received	533
Clinical Trials Revised Agreement Date									Jun. 01, 2011
Payment Agreed Per Patient									32
Aggregate Payment Agreed									773
Monthly Rental Payments Agreed									65
Loss Contingency, Name of Plaintiff		Chapman, Spira & Carson, LLC
Loss Contingency Damages Sought Number Of Shares		400,000
Loss Contingency Damages Sought Number Of Warrants		250,000
Loss Contingency Damages Sought Exercise Price Of Warrants		$ 0.30
Loss Contingency Accrual, at Carrying Value			45	125
Loss Contingency Accrual, Carrying Value, Payments			$ 80